Statement of financial position, current/non-current (Statement) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Investment properties, net	$ 561	$ 587	$ 629	[1]
Property and equipment, net	8,684	8,361	8,134	[1]
Intangible assets, net	46	48	46	[1]
Other assets, net	32	34	47	[1]
Other receivables and prepayments, net	20	23	22	[1]
Trade and other receivables and prepayments, net	20	23	22	[1]
Total non-current assets	9,343	9,053	8,878	[1]
Current assets
Inventories	16	16	14	[1]
Other assets	13	35	0	[1]
Trade and other receivables and prepayments, net	355	510	477	[1]
Restricted cash and cash equivalents	16	15	13	[1]
Cash and cash equivalents	1,592	2,471	2,676	[1]
Total current assets	1,992	3,047	3,180	[1]
Total assets	11,335	12,100	12,058	[1]
EQUITY
Share capital	81	81	81
Reserves	2,648	4,365	4,328
Total equity	2,729	4,446	4,409
Non-current liabilities
Trade and other payables	119	122	104
Borrowings	7,054	5,589	5,552
Deferred income tax liabilities	42	45	50
Total non-current liabilities	7,215	5,756	5,706
Current liabilities
Trade and other payables	1,370	1,874	1,928
Current income tax liabilities	2	5	5
Borrowings	19	19	10
Total current liabilities	1,391	1,898	1,943
Total liabilities	8,606	7,654	7,649
Total equity and liabilities	11,335	12,100	12,058
Net current assets	601	1,149	1,237
Total assets less current liabilities	$ 9,944	$ 10,202	$ 10,115

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.